Note 7 - Rent Obligation (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Operating Leases, Rent Expense, Total | $	$ 66,122	$ 66,239
Corporate Office, Minnesota [Member]
Lessee Leasing Arrangements Operating Leases Terms of Contract Cancellation	3 years
Area of Real Estate Property	5,773
Corporate Office, Minnesota [Member] | Office Space [Member]
Area of Real Estate Property	2,945
Corporate Office, Minnesota [Member] | Manufacturing Facility [Member]
Area of Real Estate Property	2,828